UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08201

ALLIANCEBERNSTEIN GREATER CHINA ‘97 FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Greater China ‘97 Fund

Portfolio of Investments

October 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.2%
Financials - 37.2%
Commercial Banks - 14.9%
China Construction Bank Corp.-Class H	7,734,000	$8,792,526
China Merchants Bank Co., Ltd.-Class H	425,500	2,194,000
Industrial & Commercial Bank of China, Ltd.-Class H	14,987,000	14,314,347
Wing Hang Bank Ltd.	230,500	2,716,172

		28,017,045

Diversified Financial Services - 4.1%
Hong Kong Exchanges and Clearing Ltd.	200,000	6,676,494
Jardine Matheson Holdings Ltd.	30,209	925,458

		7,601,952

Insurance - 6.9%
Cathay Financial Holding Co., Ltd.	1,317,831	3,446,893
Cathay Financial Holding Co., Ltd. (a)	4,408	110,200
China Life Insurance Co., Ltd.-Class H	1,412,000	9,425,096

		12,982,189

Real Estate Management & Development - 11.3%
Cheung Kong Holdings Ltd.	192,000	3,766,163
Shun Tak Holdings Ltd.	1,310,000	2,068,178
Sino Land Co.	986,775	3,093,192
Sino-Ocean Land Holdings Ltd. (b)	1,613,500	2,906,288
Sun Hung Kai Properties Ltd.	440,000	8,408,821
Swire Pacific Ltd.	71,500	1,021,154

		21,263,796

		69,864,982

Energy - 10.3%
Oil, Gas & Consumable Fuels - 10.3%
China Petroleum & Chemical Corp.-Class H	2,658,000	4,232,154
China Shenhua Energy Co., Ltd.-Class H	797,500	5,139,377
CNOOC Ltd.	2,213,000	4,782,553
PetroChina Co. Ltd.-Class H	2,008,000	5,184,489

		19,338,573

Industrials - 9.4%
Construction & Engineering - 2.7%
China Communications Construction Co. Ltd.-Class H	1,590,000	5,045,082

Electrical Equipment - 4.2%
Harbin Power Equipment-Class H	1,000,000	3,273,210
Silitech Technology Corp.	315,877	1,355,019
Zhuzhou CSR Times Electric Co. Ltd.-Class H	1,692,000	3,206,968

		7,835,197

Industrial Conglomerates - 0.5%
Melco International Development	456,000	864,560

Machinery - 1.3%
Yangzijiang Shipbuilding Holdings Ltd. (b)	1,400,000	2,493,157

Transportation Infrastructure - 0.7%
Dalian Port PDA Co., Ltd.-Class H	348,000	322,247
Hopewell Holdings	203,000	1,051,899

		1,374,146

		17,612,142

Information Technology - 8.7%
Communications Equipment - 0.2%
Delta Networks, Inc. (b)	765,000	375,085

Computers & Peripherals - 1.4%
Foxconn Technology Co., Ltd.	122,532	1,491,236
High Tech Computer Corp.	53,300	1,098,134

		2,589,370

Electronic Equipment & Instruments - 4.5%
AU Optronics Corp.	1,413,503	3,057,930
HON HAI Precision Industry Co. Ltd.	700,650	5,371,598

		8,429,528

Semiconductors & Semiconductor Equipment - 2.6%
Novatek Microelectronics Corp. Ltd.	217,259	1,008,863
Taiwan Semiconductor Manufacturing Co. Ltd.	1,976,792	3,950,076

		4,958,939

		16,352,922

Telecommunication Services - 7.6%
Wireless Telecommunication Services - 7.6%
China Mobile Ltd.	685,500	14,171,658

Health Care - 7.5%
Health Care Equipment & Supplies - 6.3%
Shandong Weigao Group Medical Polymer Co. Ltd.-Class H	5,264,000	11,725,504

Pharmaceuticals - 1.2%
Simcere Pharmaceutical Group (ADR) (b)	139,700	2,332,990

		14,058,494

Consumer Discretionary - 5.5%
Automobiles - 1.1%
Great Wall Motor Co. Ltd.-Class H	1,165,000	2,032,341

Distributors - 1.0%
Li & Fung Ltd.	401,000	1,902,888

Multiline Retail - 1.1%
Lifestyle International Holdings Ltd.	765,000	2,102,379

Specialty Retail - 2.2%
Esprit Holdings Ltd.	244,500	4,083,472

Textiles Apparel & Luxury Goods - 0.1%
China Dongxiang Group Co. (b)	356,800	273,001

		10,394,081

Consumer Staples - 4.9%
Food Products - 4.9%
China Mengniu Dairy Co., Ltd.	961,000	4,082,457
China Yurun Food Group Ltd.	2,863,000	5,028,595

		9,111,052

Materials - 1.0%
Metals & Mining - 1.0%
Aluminum Corp. of China Ltd.-Class H	666,000	1,899,388

Technology - 0.1%
Miscellaneous - 0.1%
Alibaba.com Ltd. (b)	54,000	94,062

Total Common Stocks
(cost $71,976,702)		172,897,354

WARRANTS - 0.8%
Industrials - 0.8%
Transportation Infrastructure - 0.8%
Shenzhen Expressway Co. Ltd., expiring 7/20/09 (a)(b)
(cost $449,684)	918,700	1,580,164

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 5.2%
Time Deposit - 5.2%
ING Bank
4.88%, 11/01/07 (cost $9,700,000)	$9,700	9,700,000

Total Investments - 98.2%
(cost $82,126,386)		184,177,518
Other assets less liabilities - 1.8%		3,413,320

Net Assets - 100.0%		$187,590,838

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate market value of these securities amounted to $1,690,364 or 0.9% of net assets.
(b)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

Country Breakdown *

October 31, 2007 (unaudited)

Summary

62.2%	China
20.5%	Hong Kong
11.5%	Taiwan
0.5%	Singapore
5.3%	Short-Term Investments

100.0%	Total Investments

*	All data are as of October 31, 2007. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Greater China ‘97 Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	December 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	December 24, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 24, 2007